Financial instruments - Schedule of net gains or losses by category of financial instruments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Financial assets at amortized cost
Interest income	$ 4,108	$ 3,829	$ 7,914	$ 7,260
Total	895	7,062	5,140	14,393
Financial liabilities at amortized cost
Interest expense	(464)	(533)	(913)	(1,045)
Total	(2,691)	(903)	(3,789)	(1,017)
Financial liabilities at fair value through profit or loss
Financial liabilities at fair value through profit or loss
Loss on valuation of financial liabilities	(2,851)	0	(2,862)	0
Sub-total	(2,851)	0	(2,862)	0
Financial liabilities at amortized cost
Financial assets at amortized cost
Gain on foreign currency transactions	23	28	23	30
Unrealized gain on foreign currency	0	(413)	0	0
Loss on foreign currency transactions	601	15	(37)	(2)
Financial liabilities at amortized cost
Interest expense	(464)	(533)	(913)	(1,045)
Gain on foreign currency transactions	23	28	23	30
Unrealized gain on foreign currency	0	(413)	0	0
Loss on foreign currency transactions	601	15	(37)	(2)
Sub-total	160	(903)	(927)	(1,017)
Financial assets at fair value through profit or loss
Financial assets at fair value through profit or loss
Gain on valuation of financial assets	(290)	0	0	0
Loss on valuation of financial assets	(21)	(6)	(21)	(13)
Sub-total	(311)	(6)	(21)	(13)
Financial assets at amortized cost
Financial assets at amortized cost
Interest income	4,108	3,829	7,914	7,260
Gain on foreign currency transactions	(31)	3,385	278	4,138
Unrealized gain on foreign currency	(77)	172	130	3,537
Loss on foreign currency transactions	(1,409)	(32)	(1,440)	(54)
Unrealized loss on foreign currency	(1,385)	(286)	(1,721)	(475)
Sub-total	1,206	7,068	5,161	14,406
Financial liabilities at amortized cost
Gain on foreign currency transactions	(31)	3,385	278	4,138
Unrealized gain on foreign currency	(77)	172	130	3,537
Loss on foreign currency transactions	$ (1,409)	$ (32)	$ (1,440)	$ (54)